Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments (Detail) $ in Thousands																	12 Months Ended
	Aug. 05, 2020 CLP ($)	Jul. 24, 2020 CLP ($)	May 13, 2020 CLP ($)	Mar. 18, 2020	Feb. 20, 2020 CLP ($)	Feb. 05, 2020 CLP ($)	Jan. 28, 2019 CLP ($)	Dec. 21, 2018 CLP ($)	Jul. 28, 2018 customer	Jul. 23, 2018 CLP ($)	Jul. 20, 2018 CLP ($)	Jun. 13, 2018 CLP ($)	Dec. 29, 2017 CLF ( )	Dec. 29, 2017 CLP ($)	Nov. 07, 2017 CLP ($)	Nov. 03, 2017 CLP ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 CLP ($)	Aug. 05, 2020 CLF ( )	Jul. 24, 2020 CLF ( )	May 13, 2020 CLF ( )	Feb. 20, 2020 CLF ( )	Feb. 05, 2020 CLF ( )	Dec. 31, 2019 CLP ($)	Jan. 28, 2019 CLF ( )	Jul. 23, 2018 CLF ( )	Jul. 20, 2018 CLF ( )	Jun. 13, 2018 CLF ( )	Nov. 03, 2017 CLF ( )
Disclosure Of Other Provisions [Line Items]
Provision amount																				$ 10,882,854,000
Cross default limit																		$ 150,000
Percentage of debt repayment acceleration																		50.00%		50.00%
Percentage of telework employees working remotely				75.00%
Enel Distribucion Chile S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages																			$ 2,000,000,000
Litigation claim amount for punitive damages								$ 70,000,000							$ 90,000,000
Number of customers without electricity supply for period exceeding 20 hours											100,000
Fine imposed by Superintendence of electricity and fuels |													20,000								1,000	40,000	10,000	1,000	10,000		16,911	10,000	80,000	2,000	35,611
Fine of illegality claim against the superintendence of electricity and fuels	$ 51,029,000	$ 2,041,160,000	$ 510,290,000		$ 51,029,000	$ 510,290,000	$ 862,951,000			$ 510,290,000	$ 4,082,320,000	$ 102,058,000		$ 1,020,580,000		$ 1,817,194,000
Number of new consumers joined in lawsuit | customer									233,000
Enel Distribucion Chile S.A. [Member] | Ms. Camila Paz Castillo Abarca [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages																			1,000,000,000
Enel Distribucion Chile S.A. [Member] | Ms. Kimora Belen Fernandez Castillo [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages																			500,000
Enel Distribucion Chile S.A. [Member] | Mr. Victor Hugo Coronado Gonzalez [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages																			704,860,000
Litigation claim amount of damages for lost profits																			264,860,000
Litigation claim amount for punitive damages																			440,000,000
Ingenieria Electrica Azeta Ltda and Enel Distribucion Chile S.A. [Member] | Ms. Ximena Acevedo Herrera [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages																			878,227,000
Litigation claim amount of damages for lost profits																			28,227,000
Litigation claim amount for punitive damages																			850,000,000
Enel Green Power Chile Group
Disclosure Of Other Provisions [Line Items]
Cross default limit																		$ 50,000
Proceeds from borrowings																		$ 30,000
Debt obligations																				$ 21,354,969,000
Tort Liability lawsuit [Member] | Enel Chile SA [Member] | Inversiones Tricahue [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages																			72,558,025,000
Tort Liability lawsuit [Member] | Enel Chile SA [Member] | Inversiones Tricahue Subsidiary [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages																			12,431,395,000
Breach of Contract [Member] | Enel Distribucion Chile S.A. [Member] | Inmobiliaria Proyecto CR S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claim amount for damages																	253,422		$ 7,367,061,000
Erroneous information to the regulatory body regarding the supply restoration [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Litigation claims settlement amount													10,000	$ 510,290,000
Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Percentage of bondholders, demands debt acceleration																	50.00%	50.00%	50.00%
Energy purchase commitments [Member]
Disclosure Of Other Provisions [Line Items]
Future energy purchase commitments																				6,458,055,505						$ 7,647,064,710
Yankee Bonds [Member] | Enel Chile SA [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit																		$ 150,000
Percentage of bondholders, demands debt acceleration																	25.00%	25.00%	25.00%
Bonds outstanding																				697,736,223,000
Yankee Bonds [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit																		$ 50,000
Percentage of bondholders, demands debt acceleration																	25.00%	25.00%	25.00%
Bonds outstanding																				510,368,873,000
Enel Generación Chile Bonds [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit																		$ 30,000
Local Bonds [Member] | Enel Generacion Chile [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding																				283,294,982,000
Series H [Member]
Disclosure Of Other Provisions [Line Items]
Financial debt to capitalization ratio, maximum																	0.64%	0.64%	0.64%
Minimum equity requirement																				761,684,000,000
Equity																				$ 1,729,218,000,000
Financial expense coverage ratio																	19.75%	19.75%	19.75%
Net asset position																		$ 244,150
Series H [Member] | Bottom of Range [Member]
Disclosure Of Other Provisions [Line Items]
Financial expense coverage ratio																	1.85%	1.85%	1.85%
Series H [Member] | Top of Range [Member]
Disclosure Of Other Provisions [Line Items]
Net asset position																		$ 500,000
Series M [Member]
Disclosure Of Other Provisions [Line Items]
Debt to capitalization ratio																		0.31%		0.31%